Relationship tax Expense and accounting profit (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Relationship tax expense and accounting profit [line items]
Profit (loss) before tax	€ (1,122)	€ (1,309)	€ (3,249)
Income tax at statutory rate of 33,99%	381	445	1,104
Effect of different local tax rate	442	663	445
Tax adjustments to the previous period	412	0	0
Non-deductible expenses	(675)	(453)	(394)
Capitalized initial public offering transaction costs	0	0	0
Research and development tax credits and patent income deduction	44	3,664	1,872
Notional interest deduction Belgium	0	351	365
Non recognition of deferred tax asset	(1,505)	(6,767)	(4,510)
Recognition of deferred tax assets on previous years tax losses	0	0	742
Tax effect of revenues exempt from taxation	564	729	0
Use of previous years tax losses and tax credits for which no deferred tax assets was recognized	12	50	693
Taxes on other basis	(117)	(342)	0
Other	(92)	(50)	72
Income tax expense as reported in the consolidated income statement	€ (534)	€ (1,710)	€ 389